Expense Example, No Redemption - AMERICAN FUNDS MORTGAGE FUND	Aug. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 149
Expense Example, No Redemption, 3 Years	472
Expense Example, No Redemption, 5 Years	819
Expense Example, No Redemption, 10 Years	1,592
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	482
Expense Example, No Redemption, 5 Years	835
Expense Example, No Redemption, 10 Years	$ 1,349